Financial Results	12 Months Ended
Dec. 31, 2024
Financial Results
Financial Results
30. Financial Results

	12.31.2024	12.31.2023	12.31.2022
Financial income
Return on financial investments	738,229	540,672	406,270
Arrears charges on bills	231,333	200,341	265,818
Interest on taxes to be of fset	92,794	89,938	63,810
Other financial income	74,252	75,660	25,748
Remuneration of net sectorial assets and liabilities (Note 8)	44,033	62,795	146,753
Income and monetary restatement of judicial deposits	32,859	55,092	42,846
Monetary variation and adjustment to present value of accounts payable related to the concession (Note 23.1)	17,838	69,059	2,720
Monetary variation over the Itaipu power purchase	2,629	17,073	43,946
(-) Pis/Pasep and Cofins taxes on financial income	(49,188)	(41,514)	(41,498)
	1,184,779	1,069,116	956,413
( - ) Financial expenses
Monetary and exchange variation and debt charges	1,745,166	1,763,555	1,479,057
Monetary variation and adjustment to present value of accounts payable related to the concession (Note 23.1)	167,296	140,214	142,673
Monetary restatement on the provision (Note 26.1)	96,964	77,715	—
PIS/Pasep/Cofins taxes on interest on capital	86,609	101,251	107,720
Restatement of provision for allocation of PIS and Cofins credits (Note 12.3.1)	43,327	58,518	29,324
Monetary variation over the Itaipu power purchase	40,616	10,605	27,584
Remuneration of net sectorial assets and liabilities (Note 8)	35,186	4,542	11,208
Interest on lease liabilities (Note 24.2)	28,560	24,292	19,441
Interest on tax installments	25,791	39,569	38,111
Interest on R&D and EEP (Note 22.1)	22,050	26,009	33,810
Other financial expenses	50,228	27,836	61,999
	2,341,793	2,274,106	1,950,927
(-) Update of provision for destination of PIS and Cofins credits (Note 12.2.1)	—	—	1,011,370
Net	(1,157,014)	(1,204,990)	(2,005,884)